SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenues
Sale of goods and services	$ 318,498,299	$ 443,554,101	$ 385,295,414
Royalties	1,414,864	986,602	1,247,567
Right of use licenses	13,430,824	20,287,845	32,903,458
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,764,863	(45,746)	610,554
Total	335,108,850	464,782,802	420,056,993
Cost of sales	(203,424,872)	(278,221,812)	(235,457,053)
Gross profit per segment	$ 131,683,978	$ 186,560,990	$ 184,599,940
% Gross margin	39.00%	40.00%	44.00%
Seed and integrated products
Revenues
Sale of goods and services	$ 60,535,026	$ 94,457,404	$ 55,360,397
Royalties	1,414,864	986,602	1,247,567
Right of use licenses		1,000,000
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,764,863	(45,746)	319,428
Total	63,714,753	96,398,260	56,927,392
Cost of sales	(44,727,989)	(66,306,974)	(31,012,687)
Gross profit per segment	$ 18,986,764	$ 30,091,286	$ 25,914,705
% Gross margin	30.00%	31.00%	46.00%
Crop protection
Revenues
Sale of goods and services	$ 181,908,584	$ 223,538,317	$ 205,685,451
Initial recognition and changes in the fair value of biological assets at the point of harvest			153,460
Total	181,908,584	223,538,317	205,838,911
Cost of sales	(111,888,640)	(143,807,301)	(137,529,299)
Gross profit per segment	$ 70,019,944	$ 79,731,016	$ 68,309,612
% Gross margin	38.00%	36.00%	33.00%
Crop nutrition
Revenues
Sale of goods and services	$ 76,054,689	$ 125,558,380	$ 124,249,566
Right of use licenses	13,430,824	19,287,845	32,903,458
Initial recognition and changes in the fair value of biological assets at the point of harvest			137,666
Total	89,485,513	144,846,225	157,290,690
Cost of sales	(46,808,243)	(68,107,537)	(66,915,067)
Gross profit per segment	$ 42,677,270	$ 76,738,688	$ 90,375,623
% Gross margin	48.00%	53.00%	57.00%